Stock-Based Compensation - Summary of WeWork Partnerships Profits Interest Units activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Ending	1,045,002	0
Exercisable		24,132,575
Vested and expected to vest		24,132,575
Vested and exercisable		24,132,575
Weighted-average distribution, Exercisable		$ 10.08
Weighted-average distribution, Vested and expected to vest		10.08
Weighted-average distribution, Vested and exercisable		10.08
Weighted-average preference, Exercisable		10.00
Weighted-average preference, Vested and expected to vest		10.00
Weighted-average preference, Vested and exercisable		$ 10.00
Aggregate intrinsic value, Exercisable		0
Aggregate intrinsic value, Vested and expected to vest		$ 0
Aggregate intrinsic value, Vested and exercisable		$ 0
We Work Partnerships Profits Interest Units [Member]
Schedule of Investments [Line Items]
Beginning		25,168,938	27,752,323
Granted		0	0
Exchanged/redeemed		0	0
Forfeited/canceled		(1,036,363)	(2,583,385)
Ending		24,132,575	25,168,938	27,752,323
Exercisable			8,574,428
Vested and expected to vest			9,558,975
Vested and exercisable			8,574,428
Weighted-average distribution, Beginning		$ 21.64	$ 24.22
Weighted-average distribution, Granted		0	0
Weighted-average distribution, Exchanged/redeemed		0	0
Weighted-average distribution, Forfeited/canceled		49.28	49.28
Weighted-average distribution, Ending		10.08	21.64	$ 24.22
Weighted-average distribution, Exercisable			19.55
Weighted-average distribution, Vested and expected to vest			22.61
Weighted-average distribution, Vested and exercisable			19.55
Weighted-average preference, Beginning		10.00	0.47	0.47	$ 1.44
Weighted-average preference, Forfeited/canceled		10.92	10.92
Weighted-average preference, Ending		$ 10.00	0.47	$ 0.47	$ 1.44
Weighted-average preference, Exercisable			0.13
Weighted-average preference, Vested and expected to vest			1.24
Weighted-average preference, Vested and exercisable			$ 0.13
Aggregate intrinsic value, Beginning		$ 0	$ 0
Aggregate intrinsic value, Exchanged/redeemed		0
Aggregate intrinsic value, Forfeited/canceled		0
Aggregate intrinsic value, Ending		$ 0	$ 0	$ 0
Aggregate intrinsic value, Exercisable			0
Aggregate intrinsic value, Vested and expected to vest			$ 0
Aggregate intrinsic value, Vested and exercisable			$ 0